Marketable debt securities - Bonds and Debentures Maturities (Details) - Marketable debt securities - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Marketable debt securities
Financial liabilities	€ 217,966	€ 228,869	€ 226,160
Bonds and Debentures and Subordinated Liabilities
Marketable debt securities
Financial liabilities	198,101
Bonds and Debentures and Subordinated Liabilities | Within one year
Marketable debt securities
Financial liabilities	34,278
Bonds and Debentures and Subordinated Liabilities | 1 to 3 years
Marketable debt securities
Financial liabilities	54,560
Bonds and Debentures and Subordinated Liabilities | 3 to 5 years
Marketable debt securities
Financial liabilities	44,090
Bonds and Debentures and Subordinated Liabilities | More than five years
Marketable debt securities
Financial liabilities	65,173
Subordinated liabilities
Marketable debt securities
Financial liabilities	21,382	19,873	21,131
Subordinated liabilities | Within one year
Marketable debt securities
Financial liabilities	463
Subordinated liabilities | 1 to 3 years
Marketable debt securities
Financial liabilities	8
Subordinated liabilities | 3 to 5 years
Marketable debt securities
Financial liabilities	6
Subordinated liabilities | More than five years
Marketable debt securities
Financial liabilities	20,905
Bonds and debentures
Marketable debt securities
Financial liabilities	176,719	€ 183,278	€ 182,073	€ 178,710
Bonds and debentures | Within one year
Marketable debt securities
Financial liabilities	33,815
Bonds and debentures | 1 to 3 years
Marketable debt securities
Financial liabilities	54,552
Bonds and debentures | 3 to 5 years
Marketable debt securities
Financial liabilities	44,084
Bonds and debentures | More than five years
Marketable debt securities
Financial liabilities	44,268
Covered bonds
Marketable debt securities
Financial liabilities	86,272
Covered bonds | Within one year
Marketable debt securities
Financial liabilities	14,439
Covered bonds | 1 to 3 years
Marketable debt securities
Financial liabilities	21,338
Covered bonds | 3 to 5 years
Marketable debt securities
Financial liabilities	22,638
Covered bonds | More than five years
Marketable debt securities
Financial liabilities	27,857
Other bonds and debentures
Marketable debt securities
Financial liabilities	90,447
Other bonds and debentures | Within one year
Marketable debt securities
Financial liabilities	19,376
Other bonds and debentures | 1 to 3 years
Marketable debt securities
Financial liabilities	33,214
Other bonds and debentures | 3 to 5 years
Marketable debt securities
Financial liabilities	21,446
Other bonds and debentures | More than five years
Marketable debt securities
Financial liabilities	€ 16,411